SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance		¥ 25,007
Deferred tax assets, Balance	$ 461	66,408	¥ 25,007
Deferred tax assets (liabilities), net, Balance		25,007	21,818	¥ 26,335
Deferred tax assets (liabilities), net, (Charged)/credited to profit or loss		41,401	3,189	(4,517)
Deferred tax assets (liabilities), net, Balance	461	66,408	25,007	21,818
Deferred tax asset [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance		568,059	599,611	590,802
Deferred tax assets, (Charged)/credited to profit or loss		(62,928)	(31,552)	8,809
Deferred tax assets, Balance	3,504	505,131	568,059	599,611
Deferred tax asset [member] | Expected credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance		22,044	22,357	30,955
Deferred tax assets, (Charged)/credited to profit or loss		10,111	(313)	(8,598)
Deferred tax assets, Balance	223	32,155	22,044	22,357
Deferred tax asset [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance		539,807	571,237	559,704
Deferred tax assets, (Charged)/credited to profit or loss		(108,506)	(31,430)	11,533
Deferred tax assets, Balance	2,992	431,301	539,807	571,237
Deferred tax asset [member] | Net operating loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance
Deferred tax assets, (Charged)/credited to profit or loss		41,525
Deferred tax assets, Balance	288	41,525
Deferred tax asset [member] | Provisions for asset retirement obligations tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, Balance		6,208	6,017	143
Deferred tax assets, (Charged)/credited to profit or loss		(6,058)	191	5,874
Deferred tax assets, Balance	1	150	6,208	6,017
Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, Balance		543,052	577,793	564,467
Deferred tax liabilities, (Charged)/credited to profit or loss		(104,329)	(34,741)	13,326
Deferred tax liabilities, Balance	3,043	438,723	543,052	577,793
Deferred tax liabilities [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, Balance		439,890	499,225	502,381
Deferred tax liabilities, (Charged)/credited to profit or loss		(109,299)	(59,335)	(3,156)
Deferred tax liabilities, Balance	2,293	330,591	439,890	499,225
Deferred tax liabilities [member] | Investment in sublease [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, Balance		103,162	78,568	62,086
Deferred tax liabilities, (Charged)/credited to profit or loss		4,970	24,594	16,482
Deferred tax liabilities, Balance	$ 750	¥ 108,132	¥ 103,162	¥ 78,568